CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds, Inc. (the “Registrant”) hereby certifies that (a) the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to Registrant’s Registration Statement on Form N-14 (1933 Act File No. 333-108288), which is the most recent amendment to such Registration Statement, and (b) the text of Post-Effective Amendment No. 1 was filed electronically on October 20, 2003.

Dated: October 22, 2003	By:	IVY FUNDS, INC. /s/Kristen A. Richards Kristen A. Richards Vice President, Secretary and Associate General Counsel